Market risk (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Assets And Liabilities Subject To Market Risk
	As of December 31,
	2021	2022
	RMB’000	RMB’000
Assets subject to market risk
Loans receivable	555,133	556,112

Liabilities subject to market risk
Loan payable	161,569	161,439
Convertible notes payable	-	7,264